Other Receivables	12 Months Ended
Dec. 31, 2023
Other receivables [Abstract]
Other receivables
11.	Other receivables

	December 31, 2023	December 31, 2022
Other receivables from a related party (Note)	$521,852	$521,852
Others	107,228	126,765
	629,080	648,617
Less: Allowance for ECLs / uncollectable accounts	(521,852)	-
	$107,228	$648,617

Note: Information relating to this transaction is provided in Note 38 (d).